TAXATION - Company's subsidiaries (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Taxation
Applicable tax rate (as a percent)							25.00%	25.00%	25.00%	25.00%
Income tax (benefits)/expenses							¥ 2,604	$ 357	¥ 1,750	¥ 682
Global minimum rate of tax											15.00%
Net income/(loss)							¥ 17,227	$ 2,360	¥ 10,002	¥ 1,367
Cayman
Taxation
Applicable tax rate (as a percent)							0.00%	0.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)							8.25%	8.25%	8.25%	8.25%
Percentage of withholding income tax rate imposed for dividends							5.00%	5.00%
Effective income tax rate remaining reconciliation at federal statutory income tax rate							16.50%	16.50%	16.50%	16.50%
Net income/(loss)							¥ 2		¥ 2	¥ 2
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)							25.00%	25.00%
Percentage of withholding income tax rate imposed for dividends							10.00%	10.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | HONG KONG
Taxation
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)							5.00%	5.00%
Aggregate tax witheld							¥ 735		¥ 475
Unrecognized deferred tax liabilities							¥ 1,000		¥ 1,200
PRC Corporate Income Tax | High new tech enterprises
Taxation
Period during which enterprise preferential income tax is exempt							2 years	2 years
Period during which the certificate is valid							3 years	3 years
PRC Corporate Income Tax | High new tech enterprises | Beginning With The First Calendar Year Of Profitability
Taxation
Period over which reduction is admissible							3 years	3 years
Percentage exemption in enterprise income tax							50.00%	50.00%
PRC Corporate Income Tax | High new tech enterprises | Shanghai Xielv Information Technology Co., Ltd
Taxation
Applicable tax rate (as a percent)							15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Business Travel Information Service (Shanghai) Co., Ltd
Taxation
Applicable tax rate (as a percent)							15.00%	15.00%	15.00%	15.00%
Domestic country
Taxation
Income tax (benefits)/expenses							¥ 1,475		¥ 875	¥ 476
Domestic country | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%
Foreign country
Taxation
Income tax (benefits)/expenses							¥ 1,129		¥ 875	¥ 206
Singapore Tax
Taxation
Applicable tax rate (as a percent)							17.00%	17.00%